NONCONTROLLING INTERESTS	12 Months Ended
Sep. 30, 2016
NONCONTROLLING INTERESTS
21.	NONCONTROLLING INTERESTS

Noncontrolling interests represent the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses at their consolidated amounts, which include the amounts attributable to the Company and the noncontrolling interest. The Company recognizes as a separate component of equity and earnings on the portion of income or loss attributable to noncontrolling interests based on the portion of the entity not owned by the Company.

The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2014, 2015 and 2016.

	Zhengbao Yucai	NetinNet	Total
	US$	US$	US$
Balance as of September 30, 2013, 2014 and 2015	—	—	—
Capital injection from noncontrolling interest shareholders	4,824	—	4,824
Noncontrolling interest shareholders resulting from the acquisition of NetinNet	—	6,533	6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(69)	(173)	(242)
Gain (loss) attributed to noncontrolling interest shareholders	226	(105)	121

Balance as of September 30, 2016	4,981	6,255	11,236

In January 2016, the Group sold a 39.94% ownership of Zhengbao Yucai to a limited partnership entity, Beijing Champion Tongxin Management Consulting LLP (“Tongxin”), for a cash consideration of US$4,824. Mr Zhengdong Zhu, holds 53.11% interest of the partnership and serves as a co-general partner. All the partners in Tongxin are employees of the Group. The entire cash consideration was fully paid by the investors as of September 30, 2016. As the Group retained control over Zhengbao Yucai subsequent to the above transactions, the disposal was accounted as an equity transaction in the Group’s consolidated financial statements. Subsequent to the transaction, the Group’s interest over Zhengbao Yucai was diluted to 60.06% as of September 30, 2016.

In May 2016, the Group acquired an 80% of equity interest in NetinNet. The noncontrolling interest of 20% equity interest over NetinNet has been included in the consolidated financial statements as of September 30, 2016.